Columbia Variable Portfolio – Balanced Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2023-3PL Class A
08/19/2030	6.600%	23,068	23,071
Series 2024-1PL Class A
04/25/2031	5.900%	625,000	624,987
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	400,000	401,934
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	675,000	674,845
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	2,404,000	2,426,892
Affirm Asset Securitization Trust(a)
Series 2022-A Class 1A
05/17/2027	4.300%	675,000	670,720
Series 2023-B Class A
09/15/2028	6.820%	1,375,000	1,395,374
Series 2023-X1 Class A
11/15/2028	7.110%	704,257	707,606
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,597,866
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	300,000	305,490
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.314%	1,300,000	1,297,894
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	579,092
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	388,062	386,560
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,625,000	1,623,933
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.228%	1,925,000	1,925,293
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.729%	900,000	899,494
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	400,109	357,460
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.026%	550,000	550,012
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	315,746
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,674,858
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.392% 04/19/2034	6.701%	650,000	648,991
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.229%	2,425,000	2,424,978
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.579%	391,076	390,876
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.276%	3,450,000	3,451,459
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.579%	1,025,000	1,024,670
Bayview Opportunity Master Fund VII LLC(a),(b),(c)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.500% 12/26/2031	5.000%	250,000	250,000
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 2.000% 12/26/2031	4.000%	250,000	250,000
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.719%	1,902,126	1,902,525

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.379%	500,000	499,991
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	261,991
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,068,493	1,017,673
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,975,000	3,974,550
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	340,132	337,813
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,261,108
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.596%	1,217,302	1,218,031
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812% Floor 1.550% 07/15/2030	7.126%	950,000	950,246
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	360,936	359,760
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	414,820	411,839
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	948,654
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	1,289,780	1,293,098
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	236,950	235,375
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	300,888	297,908
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	96,694	96,387
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	202,168	200,519
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	998,231	973,945
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,733,240
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	2,500,000	2,281,585
Series 2022-1 Class A
11/15/2034	3.880%	3,850,000	3,737,733
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	28,473	28,323
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	787,878
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	4,961	4,946
FREED ABS Trust(a)
Subordinated Series 2022-3FP Class B
08/20/2029	5.790%	49,191	49,175
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	20,763	20,737
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.821%	2,750,000	2,759,936
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.679%	1,425,000	1,425,500
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,575,000	1,535,786
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	109,208	106,949
Series 2019-AA Class A
07/25/2033	2.340%	262,035	249,039
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	703,598	700,072
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	16,776	16,738
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.721%	475,000	475,263
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.114%	3,600,000	3,600,346
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.472%	2,150,000	2,150,383
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 10/22/2036	6.729%	1,375,000	1,375,626
Series 2020-6A Class AR
3-month Term SOFR + 1.402% Floor 1.140% 07/20/2034	6.719%	2,600,000	2,601,165
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.750%	650,000	650,262
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,681,497
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	560,660	560,947
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	304,698	297,081
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,231,119	1,218,889
Series 2022-2 Class A
01/15/2030	4.970%	88,427	87,975
Series 2023-1 Class A
07/15/2030	7.556%	989,602	994,008
Series 2023-5 Class A
04/15/2031	7.179%	1,175,826	1,178,918
Series 2023-8 Class A
06/16/2031	7.299%	310,228	312,867
Series 2024-1 Class A
07/15/2031	6.660%	675,000	677,435
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2 Class A
08/15/2031	6.319%	750,000	751,114
Series 2024-3 Class A
10/15/2031	6.258%	3,950,000	3,954,226
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	674,911	657,684
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.342%	1,173,245	1,179,436
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	950,000	951,084
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,127,330
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	316,067	317,101
Prosper Marketplace Issuance Trust(a),(e),(f)
Series 2024-1A Class A
08/15/2029	6.120%	850,000	849,994
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.026%	1,900,000	1,896,983
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	455,297	436,829
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	475,000	476,146
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	189,308
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	163,775
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	200,251	198,664
SCF Equipment Leasing LLC(a)
Series 2020-1A Class C
08/21/2028	2.600%	800,000	782,874
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	321,063	323,871
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	121,123	120,901

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	740,662	725,047
Series 2021-ST2 Class A
04/20/2027	2.500%	50,652	49,496
Series 2021-ST9 Class A
11/20/2029	1.700%	67,247	66,376
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	46,543	46,436
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	114,942	114,175
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	476,727	467,653
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	120,151	117,965
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	2,005,000	1,962,135
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	826,175
Total Asset-Backed Securities — Non-Agency (Cost $103,420,652)			103,174,591

Commercial Mortgage-Backed Securities - Non-Agency 3.2%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	477,702
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.822%	2,625,000	2,578,072
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.940%	559,490	549,609
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,281,512
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.623%	2,375,000	2,363,315
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.738%	2,175,000	2,122,667
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,147,712
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.700% Floor 1.587% 10/15/2036	7.027%	699,000	692,447
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 2.001% Floor 1.887% 10/15/2036	7.327%	622,000	609,449
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	475,000	451,461
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	423,241
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,952,173
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	637,452
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,784,584
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,125,000	1,091,105
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	568,890
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.540%	825,000	793,635
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,034,308	923,235
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,249,357	5,707,630
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.570%	2,200,000	2,194,523
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	189,889
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,105,698
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,037,328
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.640%	1,100,000	1,012,615
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.190%	425,000	350,504
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	312,570
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	649,168
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,552,500	1,438,308
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	100,000	96,458
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	125,000	121,262
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,649,492
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.875%	3,325,000	3,268,220
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	7.275%	1,900,000	1,897,750
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	603,148
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	949,053
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,043,953	1,022,354
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.940%	625,000	577,709
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	425,000	417,472
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $49,793,668)			47,049,412

Common Stocks 60.4%
Issuer	Shares	Value ($)
Communication Services 7.0%
Entertainment 1.0%
Endeavor Group Holdings, Inc., Class A	221,394	5,696,467
Take-Two Interactive Software, Inc.(g)	54,275	8,059,295
Total		13,755,762
Interactive Media & Services 5.1%
Alphabet, Inc., Class A(g)	126,957	19,161,620
Alphabet, Inc., Class C(g)	113,509	17,282,881
Meta Platforms, Inc., Class A	64,978	31,552,017
Pinterest, Inc., Class A(g)	195,733	6,786,063
Total		74,782,581
Media 0.3%
Comcast Corp., Class A	82,627	3,581,880
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	55,358	9,035,533
Total Communication Services		101,155,756
Consumer Discretionary 5.7%
Automobiles 0.2%
Tesla, Inc.(g)	20,790	3,654,674
Broadline Retail 3.8%
Amazon.com, Inc.(g)	236,565	42,671,595
eBay, Inc.	231,040	12,194,291
Total		54,865,886

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp.	130,179	6,730,254
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	105,934	9,955,678
Tapestry, Inc.	176,140	8,363,127
Total		18,318,805
Total Consumer Discretionary		83,569,619
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 1.9%
Dollar Tree, Inc.(g)	32,530	4,331,369
Sysco Corp.	124,933	10,142,061
Walmart, Inc.	204,906	12,329,194
Total		26,802,624
Food Products 0.3%
Mondelez International, Inc., Class A	63,910	4,473,700
Household Products 0.8%
Procter & Gamble Co. (The)	73,478	11,921,806
Personal Care Products 0.4%
Coty, Inc., Class A(g)	487,447	5,829,866
Total Consumer Staples		49,027,996
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	138,599	10,577,876
Chevron Corp.	99,615	15,713,270
EOG Resources, Inc.	66,057	8,444,727
Total		34,735,873
Total Energy		34,735,873
Financials 8.1%
Banks 2.9%
Bank of America Corp.	348,251	13,205,678
JPMorgan Chase & Co.	82,408	16,506,322
Wells Fargo & Co.	203,295	11,782,978
Total		41,494,978
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.7%
BlackRock, Inc.	16,532	13,782,728
Charles Schwab Corp. (The)	93,348	6,752,794
S&P Global, Inc.	11,550	4,913,948
Total		25,449,470
Consumer Finance 0.4%
American Express Co.	28,173	6,414,710
Financial Services 2.7%
Berkshire Hathaway, Inc., Class B(g)	8,698	3,657,683
Block, Inc., Class A(g)	86,703	7,333,340
MasterCard, Inc., Class A	27,765	13,370,791
Visa, Inc., Class A	51,827	14,463,879
Total		38,825,693
Insurance 0.4%
Aon PLC, Class A	16,041	5,353,203
Total Financials		117,538,054
Health Care 7.3%
Biotechnology 2.3%
AbbVie, Inc.	87,920	16,010,232
Biogen, Inc.(g)	20,271	4,371,035
BioMarin Pharmaceutical, Inc.(g)	65,867	5,752,824
Vertex Pharmaceuticals, Inc.(g)	16,381	6,847,422
Total		32,981,513
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	60,288	6,852,334
Becton Dickinson & Co.	33,909	8,390,782
Boston Scientific Corp.(g)	54,029	3,700,446
Total		18,943,562
Health Care Providers & Services 1.1%
Elevance Health, Inc.	32,247	16,721,360
Life Sciences Tools & Services 1.3%
IQVIA Holdings, Inc.(g)	14,447	3,653,502
Thermo Fisher Scientific, Inc.	26,392	15,339,294
Total		18,992,796
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.3%
Eli Lilly & Co.	15,214	11,835,883
Pfizer, Inc.	234,542	6,508,541
Total		18,344,424
Total Health Care		105,983,655
Industrials 6.3%
Aerospace & Defense 1.2%
L3Harris Technologies, Inc.	31,465	6,705,191
RTX Corp.	107,139	10,449,267
Total		17,154,458
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	72,790	10,818,778
Electrical Equipment 0.8%
Emerson Electric Co.	101,423	11,503,397
Ground Transportation 1.0%
Uber Technologies, Inc.(g)	90,031	6,931,487
Union Pacific Corp.	29,385	7,226,653
Total		14,158,140
Industrial Conglomerates 1.5%
General Electric Co.	50,527	8,869,004
Honeywell International, Inc.	65,191	13,380,453
Total		22,249,457
Machinery 0.7%
Parker-Hannifin Corp.	19,053	10,589,467
Passenger Airlines 0.3%
United Airlines Holdings, Inc.(g)	102,428	4,904,252
Total Industrials		91,377,949
Information Technology 17.6%
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	61,360	8,911,926
IT Services 0.8%
Accenture PLC, Class A	21,373	7,408,095
International Business Machines Corp.	23,630	4,512,385
Total		11,920,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc.(g)	38,704	6,985,685
Entegris, Inc.	43,222	6,074,420
Lam Research Corp.	12,486	12,131,023
Marvell Technology, Inc.	26,674	1,890,653
NVIDIA Corp.	57,172	51,658,333
ON Semiconductor Corp.(g)	74,791	5,500,878
QUALCOMM, Inc.	59,327	10,044,061
Total		94,285,053
Software 6.0%
Adobe, Inc.(g)	13,786	6,956,416
Intuit, Inc.	13,191	8,574,150
Microsoft Corp.	158,245	66,576,836
Palo Alto Networks, Inc.(g)	17,367	4,934,486
Total		87,041,888
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	316,828	54,329,665
Total Information Technology		256,489,012
Materials 1.2%
Chemicals 0.3%
Sherwin-Williams Co. (The)	14,501	5,036,633
Containers & Packaging 0.3%
Avery Dennison Corp.	22,653	5,057,282
Metals & Mining 0.6%
Newmont Corp.	225,493	8,081,669
Total Materials		18,175,584
Real Estate 0.5%
Specialized REITs 0.5%
American Tower Corp.	39,241	7,753,629
Total Real Estate		7,753,629
Utilities 0.9%
Multi-Utilities 0.9%
DTE Energy Co.	52,780	5,918,749
Public Service Enterprise Group, Inc.	101,189	6,757,402
Total		12,676,151
Total Utilities		12,676,151
Total Common Stocks (Cost $593,071,009)		878,483,278

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)

Corporate Bonds & Notes 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
BAE Systems PLC(a)
03/26/2029	5.125%	603,000	605,219
Boeing Co. (The)
05/01/2040	5.705%	1,515,000	1,450,128
Bombardier, Inc.(a)
04/15/2027	7.875%	40,000	40,061
Bombardier, Inc.(a),(c)
07/01/2031	7.250%	9,000	9,025
L3Harris Technologies, Inc.
07/31/2033	5.400%	371,000	373,502
Lockheed Martin Corp.
08/15/2034	4.800%	500,000	494,557
Northrop Grumman Corp.
06/01/2034	4.900%	2,150,000	2,112,406
Raytheon Technologies Corp.
03/15/2032	2.375%	1,425,000	1,175,264
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	26,177
11/15/2030	9.750%	21,000	23,494
TransDigm, Inc.
11/15/2027	5.500%	57,000	55,800
TransDigm, Inc.(a)
08/15/2028	6.750%	40,000	40,586
03/01/2029	6.375%	90,000	90,275
12/15/2030	6.875%	39,000	39,783
03/01/2032	6.625%	81,000	81,833
Total			6,618,110
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	27,710
American Airlines, Inc.(a)
05/15/2029	8.500%	20,000	21,121
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	85,450	84,877
04/20/2029	5.750%	36,290	35,698
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	55,426	52,144
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	36,748
04/15/2029	4.625%	40,000	37,212
Total			295,510
Automotive 0.0%
Ford Motor Credit Co. LLC
02/10/2025	2.300%	35,000	33,944
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(h)
09/15/2026	4.750%	42,827	41,639
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	50,176
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,990
05/15/2027	8.500%	63,000	63,085
Total			203,834
Banking 1.9%
Bank of America Corp.(i)
04/23/2040	4.078%	4,650,000	4,019,565
Citigroup, Inc.(i)
01/25/2033	3.057%	2,725,000	2,312,606
Goldman Sachs Group, Inc. (The)(i)
04/22/2032	2.615%	4,000,000	3,354,908
HSBC Holdings PLC(i)
05/24/2032	2.804%	2,000,000	1,674,599
JPMorgan Chase & Co.(i)
04/22/2032	2.580%	3,111,000	2,626,368
10/23/2034	6.254%	900,000	961,486
Subordinated
05/13/2031	2.956%	1,615,000	1,413,374
Morgan Stanley(i)
01/22/2031	2.699%	4,675,000	4,085,716
11/01/2034	6.627%	986,000	1,078,660
PNC Financial Services Group, Inc. (The)(i)
01/22/2035	5.676%	500,000	504,733
US Bancorp(i)
06/12/2034	5.836%	450,000	458,750
Wells Fargo & Co.(i)
04/24/2034	5.389%	4,825,000	4,788,839
Total			27,279,604
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	35,000	36,224
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	39,000	42,677
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	30,000	28,551
Hightower Holding LLC(a)
04/15/2029	6.750%	45,000	42,260
NFP Corp.(a)
08/15/2028	6.875%	115,000	116,460
10/01/2030	7.500%	31,000	32,669
Total			298,841
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	30,000	26,962
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	23,000	22,357
05/15/2029	4.125%	29,000	26,292
08/01/2030	6.500%	20,000	20,306
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,033
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	36,070
SRS Distribution, Inc.(a)
07/01/2028	4.625%	23,000	23,189
07/01/2029	6.125%	43,000	43,861
12/01/2029	6.000%	47,000	47,992
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,701
01/15/2028	4.750%	25,000	23,855
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	32,000	33,248
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	6,000	5,839
White Cap Buyer LLC(a)
10/15/2028	6.875%	61,000	59,849
Total			401,554
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	52,390
02/01/2028	5.000%	24,000	22,349
03/01/2030	4.750%	112,000	96,072
08/15/2030	4.500%	105,000	88,201
03/01/2031	7.375%	13,000	12,747
02/01/2032	4.750%	43,000	35,136
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	27,000	21,689
Charter Communications Operating LLC/Capital
06/30/2062	3.950%	1,600,000	966,437
CSC Holdings LLC(a)
02/01/2028	5.375%	40,000	34,405
02/01/2029	6.500%	48,000	40,800
01/15/2030	5.750%	54,000	28,569
12/01/2030	4.125%	37,000	26,308
02/15/2031	3.375%	36,000	24,427
DISH DBS Corp.(a)
12/01/2028	5.750%	36,000	24,754
DISH Network Corp.(a)
11/15/2027	11.750%	72,000	73,547
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	30,002
07/01/2029	5.500%	30,000	28,564
09/01/2031	3.875%	21,000	17,502
Time Warner Cable LLC
05/01/2037	6.550%	2,725,000	2,579,239
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	39,735
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	35,000	32,354
08/15/2030	4.500%	31,000	26,815
VZ Secured Financing BV(a)
01/15/2032	5.000%	67,000	57,522
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	38,000	32,499
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	38,000	37,459
Ziggo BV(a)
01/15/2030	4.875%	22,000	19,742
Total			4,449,264
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	18,000	18,476
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	19,000	17,021
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	33,781
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	33,000	33,354
Element Solutions, Inc.(a)
09/01/2028	3.875%	51,000	46,748
HB Fuller Co.
10/15/2028	4.250%	41,000	38,019
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	22,746
INEOS Finance PLC(a)
04/15/2029	7.500%	55,000	55,170
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	23,786
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	35,000	37,569
Ingevity Corp.(a)
11/01/2028	3.875%	47,000	42,461
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	34,000	28,445

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	22,000	18,939
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	38,049
11/15/2028	9.750%	65,000	69,300
10/01/2029	6.250%	28,000	25,568
WR Grace Holdings LLC(a)
06/15/2027	4.875%	19,000	18,072
08/15/2029	5.625%	83,000	74,295
03/01/2031	7.375%	19,000	19,278
Total			661,077
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	15,564
Herc Holdings, Inc.(a)
07/15/2027	5.500%	18,000	17,689
John Deere Capital Corp.
07/14/2028	4.950%	1,000,000	1,008,185
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,165
03/15/2031	7.750%	50,000	52,308
Total			1,101,911
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	60,000	52,801
12/01/2028	6.125%	53,000	44,468
Match Group Holdings II LLC(a)
10/01/2031	3.625%	21,000	17,849
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	30,124
Uber Technologies, Inc.(a)
01/15/2028	6.250%	39,000	39,189
08/15/2029	4.500%	53,000	50,401
Total			234,832
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	8,000	8,283
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	75,000	74,301
Newell Brands, Inc.
09/15/2027	6.375%	12,000	11,844
Prestige Brands, Inc.(a)
01/15/2028	5.125%	27,000	26,281
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	8,615
02/01/2032	4.375%	46,000	39,676
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	20,000	19,602
07/15/2030	5.500%	27,000	26,439
03/15/2031	3.875%	10,000	9,650
Total			224,691
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,811
01/01/2031	9.500%	7,000	7,622
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	60,000	60,579
Esab Corp.(a),(c)
04/15/2029	6.250%	16,000	16,086
Gates Global LLC/Co.(a)
01/15/2026	6.250%	82,000	81,791
Madison IAQ LLC(a)
06/30/2028	4.125%	23,000	21,277
06/30/2029	5.875%	33,000	30,253
Resideo Funding, Inc.(a)
09/01/2029	4.000%	78,000	69,960
Vertical Holdco GmbH(a)
07/15/2028	7.625%	53,000	51,894
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	59,000	57,010
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	46,000	46,967
03/15/2029	6.375%	30,000	30,315
03/15/2032	6.625%	38,000	38,630
Total			534,195
Electric 0.4%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	52,000	49,474
02/15/2031	3.750%	39,000	33,591
01/15/2032	3.750%	16,000	13,468
Duke Energy Corp.
08/15/2052	5.000%	900,000	816,267
Edison International
11/15/2028	5.250%	972,000	970,073
Emera US Finance LP
06/15/2046	4.750%	932,000	767,507
Indiana Michigan Power Co.
03/15/2037	6.050%	415,000	433,403
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,872
10/15/2026	3.875%	8,000	7,467
09/15/2027	4.500%	52,000	48,731
01/15/2029	7.250%	66,000	67,605
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	24,904
06/15/2029	5.250%	24,000	23,018
02/15/2031	3.625%	42,000	36,260
02/15/2032	3.875%	7,000	6,006
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,145,408
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,290,000	1,407,472
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	49,000	44,970
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	9,848
02/15/2027	5.625%	17,000	16,738
07/31/2027	5.000%	61,000	59,107
10/15/2031	7.750%	63,000	65,939
Total			6,063,128
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	16,000	15,717
01/15/2031	6.750%	29,000	29,720
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	61,000	60,101
Total			105,538
Finance Companies 0.0%
GGAM Finance Ltd.(a),(c)
04/15/2029	6.875%	23,000	23,168
Navient Corp.
06/25/2025	6.750%	31,000	31,209
03/15/2031	11.500%	26,000	28,968
OneMain Finance Corp.
01/15/2027	3.500%	19,000	17,640
01/15/2029	9.000%	23,000	24,401
03/15/2030	7.875%	31,000	32,042
09/15/2030	4.000%	34,000	29,107
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	38,000	36,435
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	48,000	41,839
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	78,015
Springleaf Finance Corp.
11/15/2029	5.375%	3,000	2,820
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,812
04/15/2029	5.500%	17,000	16,088
Total			368,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.5%
Bacardi Ltd.(a)
05/15/2038	5.150%	2,025,000	1,927,081
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	649,000	652,292
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,206
Constellation Brands, Inc.
05/01/2033	4.900%	2,750,000	2,698,147
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	26,000	25,776
Diageo Capital PLC
10/05/2033	5.625%	1,150,000	1,209,724
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	79,542
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	20,611
Pilgrim’s Pride Corp.
03/01/2032	3.500%	36,000	30,532
Post Holdings, Inc.(a)
01/15/2028	5.625%	24,000	23,564
04/15/2030	4.625%	52,000	47,730
09/15/2031	4.500%	18,000	16,193
02/15/2032	6.250%	31,000	31,216
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	83,000	76,190
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	42,461
US Foods, Inc.(a)
09/15/2028	6.875%	20,000	20,490
02/15/2029	4.750%	45,000	42,710
06/01/2030	4.625%	27,000	25,014
01/15/2032	7.250%	10,000	10,386
Total			6,993,865
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	39,000	37,736
Boyd Gaming Corp.(a)
06/15/2031	4.750%	26,000	23,913
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	93,000	84,983
02/15/2030	7.000%	43,000	44,143
02/15/2032	6.500%	55,000	55,539
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	14,471
Churchill Downs, Inc.(a)
05/01/2031	6.750%	39,000	39,267

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	33,000	33,796
International Game Technology PLC(a)
04/15/2026	4.125%	19,000	18,417
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	17,000	17,689
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	41,000	37,953
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	70,000	67,692
Total			475,599
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	47,000	45,848
04/15/2029	5.000%	15,000	14,249
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	27,475
11/01/2029	3.875%	53,000	47,798
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	50,000	51,708
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	36,000	34,411
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	23,597
03/15/2029	3.750%	19,000	17,339
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	57,000	52,458
04/15/2029	6.875%	29,000	21,735
05/15/2030	5.250%	67,000	54,655
01/15/2032	10.875%	15,000	15,492
CVS Health Corp.
03/25/2048	5.050%	2,400,000	2,176,199
DaVita, Inc.(a)
06/01/2030	4.625%	20,000	17,902
HCA, Inc.
09/01/2030	3.500%	3,505,000	3,167,943
IQVIA, Inc.(a)
05/15/2027	5.000%	39,000	38,074
05/15/2030	6.500%	16,000	16,331
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	23,000	23,104
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	44,000	40,051
10/01/2029	5.250%	106,000	100,192
Select Medical Corp.(a)
08/15/2026	6.250%	74,000	74,218
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(a)
10/01/2030	9.000%	60,000	63,538
Surgery Center Holdings, Inc.(a),(c)
04/15/2032	7.250%	26,000	26,228
Tenet Healthcare Corp.
02/01/2027	6.250%	56,000	55,969
11/01/2027	5.125%	37,000	36,179
06/15/2028	4.625%	11,000	10,480
10/01/2028	6.125%	41,000	40,850
01/15/2030	4.375%	22,000	20,343
06/15/2030	6.125%	12,000	11,987
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	34,000	34,643
Total			6,360,996
Healthcare Insurance 0.4%
Centene Corp.
10/15/2030	3.000%	4,875,000	4,178,898
UnitedHealth Group, Inc.
04/15/2034	5.000%	1,850,000	1,852,096
Total			6,030,994
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,999
01/15/2028	5.750%	30,000	29,829
08/01/2030	5.125%	16,000	15,292
Total			55,120
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	44,000	45,906
Baytex Energy Corp.(a),(c)
03/15/2032	7.375%	38,000	38,404
Centennial Resource Production LLC(a)
04/01/2027	6.875%	8,000	8,000
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,571
11/01/2030	8.625%	11,000	11,809
07/01/2031	8.750%	30,000	32,122
CNX Resources Corp.(a)
01/15/2029	6.000%	28,000	27,441
01/15/2031	7.375%	15,000	15,262
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	77,000	75,722
Comstock Resources, Inc.(a)
01/15/2030	5.875%	6,000	5,434
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	37,000	36,565
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	38,000	38,292
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	58,000	57,952
02/01/2029	5.750%	11,000	10,729
04/15/2030	6.000%	21,000	20,547
04/15/2032	6.250%	19,000	18,749
11/01/2033	8.375%	22,000	23,812
Matador Resources Co.
09/15/2026	5.875%	67,000	67,049
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	20,475
Matador Resources Co.(a),(c)
04/15/2032	6.500%	32,000	32,056
Permian Resources Operating LLC(a)
01/15/2032	7.000%	64,000	66,347
SM Energy Co.
09/15/2026	6.750%	40,000	40,069
Southwestern Energy Co.
02/01/2032	4.750%	83,000	76,413
Total			780,726
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	31,000	28,751
Carnival Corp.(a)
03/01/2027	5.750%	46,000	45,534
08/01/2028	4.000%	41,000	38,191
05/01/2029	6.000%	31,000	30,610
08/15/2029	7.000%	14,000	14,617
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	29,460
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	23,000	22,935
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	45,000	45,062
Cinemark USA, Inc.(a)
05/01/2025	8.750%	7,000	7,019
03/15/2026	5.875%	64,000	63,225
07/15/2028	5.250%	28,000	26,512
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	43,530
05/15/2027	6.500%	25,000	25,276
10/15/2027	4.750%	17,000	16,240
NCL Corp., Ltd.(a)
03/15/2026	5.875%	39,000	38,511
NCL Finance Ltd.(a)
03/15/2028	6.125%	33,000	32,601
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	26,000	25,105
08/31/2026	5.500%	6,000	5,942
07/15/2027	5.375%	8,000	7,885
04/01/2028	5.500%	9,000	8,890
01/15/2030	7.250%	41,000	42,559
03/15/2032	6.250%	13,000	13,101
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	30,685
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	53,000	53,664
Viking Cruises Ltd.(a)
09/15/2027	5.875%	40,000	39,264
07/15/2031	9.125%	34,000	37,175
Total			772,344
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	33,000	32,937
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	38,000	38,113
Total			71,050
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	36,759
09/15/2028	9.000%	13,000	13,541
06/01/2029	7.500%	43,000	35,569
04/01/2030	7.875%	34,000	33,795
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	66,000	62,295
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,483
05/01/2027	8.375%	48,949	27,267
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	19,000	13,626
01/15/2028	4.750%	23,000	16,135
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	45,000	43,325
01/15/2029	4.250%	20,000	18,123
03/15/2030	4.625%	24,000	21,528
02/15/2031	7.375%	9,000	9,442
Roblox Corp.(a)
05/01/2030	3.875%	63,000	55,514
Univision Communications, Inc.(a)
08/15/2028	8.000%	28,000	28,535
05/01/2029	4.500%	25,000	22,326
06/30/2030	7.375%	39,000	38,591

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2062	5.391%	2,146,000	1,779,158
Total			2,261,012
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,245
Allegheny Technologies, Inc.
10/01/2029	4.875%	32,000	30,130
10/01/2031	5.125%	20,000	18,535
Constellium SE(a)
06/15/2028	5.625%	48,000	46,718
04/15/2029	3.750%	79,000	71,137
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	71,000	68,608
04/01/2029	6.125%	51,000	50,416
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	25,377
06/01/2031	4.500%	37,000	32,788
Novelis Corp.(a)
11/15/2026	3.250%	28,000	26,105
01/30/2030	4.750%	54,000	49,808
08/15/2031	3.875%	26,000	22,343
Total			455,210
Midstream 0.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	38,000	38,162
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	35,616
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	47,000	48,000
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	29,469
06/15/2031	4.375%	42,000	38,042
Energy Transfer LP
05/15/2034	5.550%	715,000	717,075
EQM Midstream Partners LP(a)
07/01/2025	6.000%	56,000	56,034
06/01/2027	7.500%	14,000	14,353
07/01/2027	6.500%	33,000	33,319
04/01/2029	6.375%	18,000	18,127
01/15/2031	4.750%	94,000	87,539
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,600,000	1,518,699
NuStar Logistics LP
06/01/2026	6.000%	35,000	34,892
04/28/2027	5.625%	24,000	23,766
10/01/2030	6.375%	30,000	30,274
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	2,400,000	2,571,274
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	26,600
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	36,389
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	44,113
08/15/2031	4.125%	53,000	47,199
11/01/2033	3.875%	41,000	34,861
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	43,000	43,870
02/01/2029	9.500%	14,000	15,092
06/01/2031	8.375%	32,000	33,034
02/01/2032	9.875%	16,000	17,249
Western Midstream Operating LP
04/01/2033	6.150%	764,000	783,256
Williams Companies, Inc. (The)
09/15/2045	5.100%	625,000	579,231
Total			6,955,535
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	585,000	539,353
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	36,000	35,540
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	15,000	15,291
Nabors Industries Ltd.(a)
01/15/2026	7.250%	42,000	41,697
Nabors Industries, Inc.(a)
01/31/2030	9.125%	39,000	40,559
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	38,000	38,994
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	30,181
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	35,000	35,046
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	38,000	38,431
Total			275,739
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,953
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	52,000	51,109
02/01/2027	4.250%	26,000	24,308
06/15/2029	4.750%	80,000	72,684
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	29,000	28,497
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	35,000	32,585
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	10,308
04/01/2032	6.500%	24,000	24,069
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	20,955
09/15/2029	4.000%	20,000	17,644
Service Properties Trust(a)
11/15/2031	8.625%	20,000	21,347
Total			303,506
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	46,000	44,767
09/01/2029	4.000%	95,000	76,592
Ball Corp.
06/15/2029	6.000%	23,000	23,213
Canpack SA/US LLC(a)
11/15/2029	3.875%	65,000	57,537
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	20,000	19,973
04/15/2030	8.750%	15,000	14,737
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	61,031
08/15/2027	8.500%	9,000	8,892
Total			306,742
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,881
AbbVie, Inc.
03/15/2029	4.800%	1,111,000	1,113,374
03/15/2034	5.050%	269,000	272,328
Amgen, Inc.
03/02/2053	5.650%	1,900,000	1,936,357
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	12,476
08/15/2027	5.750%	28,000	16,117
06/01/2028	4.875%	35,000	19,072
09/30/2028	11.000%	11,000	7,342
10/15/2030	14.000%	1,000	587
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/22/2064	5.650%	965,000	993,622
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	53,000	43,859
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	20,495
04/30/2031	5.125%	62,000	54,908
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	1,000,000	980,359
Total			5,476,777
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	27,000	25,430
10/15/2027	6.750%	57,000	56,078
04/15/2028	6.750%	71,000	71,445
11/01/2029	5.875%	31,000	28,845
01/15/2031	7.000%	62,000	62,692
AmWINS Group, Inc.(a)
02/15/2029	6.375%	36,000	36,163
AssuredPartners, Inc.(a)
01/15/2029	5.625%	58,000	53,423
02/15/2032	7.500%	43,000	42,252
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	66,000	61,094
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	40,324
01/31/2032	7.375%	46,000	46,357
HUB International, Ltd.(a)
06/15/2030	7.250%	83,000	85,367
Panther Escrow Issuer LLC(a),(c)
06/01/2031	7.125%	50,000	50,892
USI, Inc.(a)
01/15/2032	7.500%	19,000	19,021
Total			679,383
Railroads 0.0%
CSX Corp.
03/15/2044	4.100%	550,000	468,592
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	42,000	39,474
10/15/2030	4.000%	18,000	16,038
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	32,000	28,723
IRB Holding Corp.(a)
06/15/2025	7.000%	58,000	58,074
Total			142,309

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	25,000	23,130
02/15/2032	5.000%	28,000	25,365
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	42,395
Hanesbrands, Inc.(a)
02/15/2031	9.000%	48,000	49,304
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,258
10/01/2030	6.625%	24,000	24,558
L Brands, Inc.
06/15/2029	7.500%	23,000	23,957
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	36,000	37,632
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	17,917
Lowe’s Companies, Inc.
09/15/2062	5.800%	2,340,000	2,395,493
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	38,287
02/15/2029	7.750%	52,000	50,638
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	52,000	41,773
Total			2,776,707
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	24,739
03/15/2029	3.500%	28,000	25,123
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	28,582
Total			78,444
Technology 0.3%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	14,000	14,006
Broadcom, Inc.(a)
11/15/2036	3.187%	2,050,000	1,629,608
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	18,280
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	7,000	7,251
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	33,000	33,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	23,132
07/01/2029	4.875%	73,000	67,531
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	94,000	90,193
CommScope Technologies LLC(a)
06/15/2025	6.000%	11,000	9,516
03/15/2027	5.000%	25,000	9,541
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	88,000	81,192
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	75,126
GoTo Group, Inc.(a)
05/01/2028	5.500%	31,172	21,027
05/01/2028	5.500%	13,059	11,318
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	73,000	76,441
HealthEquity, Inc.(a)
10/01/2029	4.500%	26,000	24,032
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	29,000	26,006
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	32,000	29,402
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,520
03/15/2028	5.250%	25,000	24,193
07/15/2028	5.000%	34,000	32,499
07/15/2030	5.250%	35,000	33,109
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	69,000	63,179
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	68,000	72,722
NCR Corp.(a)
10/01/2028	5.000%	56,000	52,234
04/15/2029	5.125%	65,000	60,261
10/01/2030	5.250%	4,000	3,626
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	96,000	90,828
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,406,119
Picard Midco, Inc.(a)
03/31/2029	6.500%	80,000	75,967
Seagate HDD Cayman(a)
12/15/2029	8.250%	19,000	20,402
07/15/2031	8.500%	21,000	22,686
Sensata Technologies BV(a)
09/01/2030	5.875%	17,000	16,637
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	53,167
Synaptics, Inc.(a)
06/15/2029	4.000%	11,000	9,901
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	44,891
UKG, Inc.(a)
02/01/2031	6.875%	72,000	73,368
Verscend Escrow Corp.(a)
08/15/2026	9.750%	35,000	35,121
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	90,000	80,944
Total			4,532,688
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	4,000	3,992
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	827,250
Total			831,242
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	33,000	9,040
Altice France SA(a)
02/01/2027	8.125%	8,000	6,243
01/15/2028	5.500%	80,000	57,055
07/15/2029	5.125%	32,000	21,643
T-Mobile US, Inc.
01/15/2053	5.650%	1,225,000	1,249,510
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	27,000	22,873
07/15/2031	4.750%	34,000	29,309
Total			1,395,673
Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	650,000	459,208
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	24,000	24,579
03/15/2031	8.625%	54,000	55,133
Iliad Holding SAS(a)
10/15/2026	6.500%	45,000	44,539
10/15/2028	7.000%	71,000	70,291
Total			653,750
Total Corporate Bonds & Notes (Cost $99,849,216)			98,547,942

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
International Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	355,182	26,361,608
Total Exchange-Traded Equity Funds (Cost $23,810,276)		26,361,608

Foreign Government Obligations(j) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,772
05/15/2029	4.250%	18,000	15,445
02/15/2030	9.000%	94,000	97,133
Total			125,350
Total Foreign Government Obligations (Cost $123,159)			125,350

Residential Mortgage-Backed Securities - Agency 12.6%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	20,859	21,180
04/01/2032	7.000%	15,166	15,652
07/01/2032	6.500%	8,094	8,393
01/01/2033	3.000%	433,985	409,188
01/01/2034- 05/01/2041	5.000%	226,664	227,695
04/01/2041	4.500%	42,388	41,623
12/01/2051	2.500%	4,643,042	3,847,752
Federal Home Loan Mortgage Corp.(k)
05/01/2032	6.500%	85,489	87,928
06/01/2037	6.000%	23,210	24,013
02/01/2038	5.500%	139,374	142,454
03/01/2038- 03/01/2040	5.000%	54,741	54,926
05/01/2039- 08/01/2041	4.500%	417,306	409,773
07/01/2043	3.000%	116,431	104,082
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	162,911	167,961
10/01/2026- 12/01/2045	3.500%	132,255	126,135
11/01/2026- 01/01/2029	4.000%	83,475	81,884
08/01/2028- 09/01/2032	6.500%	37,907	39,049
12/01/2028	6.000%	2,432	2,487
02/01/2038- 03/01/2038	5.500%	76,618	78,214
Federal National Mortgage Association(k)
02/01/2031	3.500%	82,232	79,485
10/01/2040	4.500%	99,267	97,353

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	38,175,000	32,967,105
04/16/2039- 04/11/2054	3.500%	25,500,000	23,075,029
04/11/2054	2.000%	8,950,000	7,079,341
04/11/2054	2.500%	22,825,000	18,863,957
04/11/2054	4.000%	40,550,000	37,549,366
04/11/2054	4.500%	20,200,000	19,234,892
04/11/2054	5.000%	18,450,000	18,000,986
04/11/2054	5.500%	6,000,000	5,970,218
04/11/2054	6.000%	13,400,000	13,521,993
Total Residential Mortgage-Backed Securities - Agency (Cost $184,188,655)			182,330,114

Residential Mortgage-Backed Securities - Non-Agency 9.4%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	867,295	842,138
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,993,509	1,736,466
CMO Series 2021-B Class A
06/25/2066	2.239%	897,456	869,575
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	107,975	95,330
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	324,214
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	381,959	351,679
CMO Series 2022-6 Class A1
07/25/2067	4.300%	4,001,111	3,865,674
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.320%	283,968	283,861
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	123,782	117,676
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	449,295	428,468
CMO Series 2021-A Class A1
10/25/2059	4.991%	1,062,059	1,046,591
CMO Series 2021-B Class A1
04/01/2069	2.115%	719,275	706,016
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	950,369	829,665
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	387,190	339,200
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	201,083	185,660
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	919,656	912,509
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	530,594	533,292
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	1,597,802	1,602,953
CMO Series 2024-NQM3 Class A1
03/25/2064	6.219%	2,050,000	2,056,985
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	366,825
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,868,402	1,696,933
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	788,342	771,554
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	475,986	468,592
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	427,256	422,878
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	301,932	260,099
COLT Mortgage Loan Trust(a),(d)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,035,724	1,785,080
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,778,173	1,730,296
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,651,983	1,647,513
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164% 01/25/2040	7.485%	365,985	370,780
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.420%	975,000	1,012,712
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	605,828	475,433
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	203,840	173,973
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	117,867
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL1 Class A1
09/27/2060	4.036%	1,437,510	1,388,165
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	557,993
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	276,938
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	869,328	852,455
Cross Mortgage Trust(a),(d)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	550,000	550,638
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,335,803	1,259,074
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	978,098	942,751
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,433,509	1,431,606
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	704,520	704,084
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	583,423	507,597
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	360,259	333,601
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.029%	178,312	178,742
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.370%	1,376,320	1,379,196
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	87,015	81,397
CMO Series 2020-1 Class A1
05/25/2065	2.006%	22,483	21,708
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,775,803	4,619,877
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	7.120%	427,977	431,184
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.970%	335,767	337,457
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.220%	1,100,000	1,136,808
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.520%	3,837,208	3,902,041
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.470%	383,321	387,907
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.720%	2,500,000	2,543,394
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.270%	1,435,530	1,477,014
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.170%	2,640,453	2,638,336
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	651,649	614,393
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,436,529	2,217,413
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,985,287	4,850,079
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,603,366	1,593,570
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	285,732	259,114
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	521,414
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	1,051,309	1,031,050
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,986,703	1,925,302
LHOME Mortgage Trust(a),(d)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	701,509
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	332,641	313,106
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	407,915

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	515,632	461,055
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,679,460	4,481,456
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	481,813	481,738
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	151,991	139,473
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	28,238	25,930
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	47,215	43,365
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	574,856	555,330
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	985,277
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	126,036	117,149
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	296,527	284,231
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.370%	323,133	323,674
OBX Trust(a),(d)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	845,416	841,525
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,620,930	1,650,173
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	1,334,886	1,356,425
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	246,455	221,739
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,020,417	1,970,416
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	479,711	477,860
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,079,869	1,041,770
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	922,829	899,163
CMO Series 2021-9 Class A1
10/25/2026	2.363%	1,699,075	1,655,720
PRET LLC(a),(d)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	5,010,510	5,012,433
PRET LLC(a),(d),(e),(f)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	3,550,000	3,549,998
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	1,817,040	1,772,712
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,325,620
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	984,920
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	889,552
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	503,386	451,150
PRPM LLC(a),(c),(d)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	900,000	856,602
PRPM Trust(a),(d)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	192,711	192,813
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	650,000	650,324
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.170%	81,832	81,877
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	9.020%	725,000	737,557
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	575,918	574,196
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	95,577	91,662
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	489,562	470,275
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A3
04/25/2060	3.000%	505,717	495,111
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	107,109	98,666
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	363,398
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	408,751	404,816
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	409,585
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	97,775	95,020
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	382,849	373,420
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	6.444%	339,868	344,846
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	6.444%	412,932	420,686
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	3,204,755	3,105,907
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	75,202	74,572
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	1,391,738	1,342,440
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	824,864	811,248
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	785,224	765,750
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	913,763	897,646
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	606,089	590,952
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	519,399	508,163
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	2,392,280	2,345,961
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	1,931,299	1,875,387
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	420,051	406,306
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	866,569
CMO Series 2020-2 Class A1
05/25/2060	2.226%	39,337	38,861
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	4,922	4,883
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	143,622	133,725
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	181,921	169,406
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,246,559	2,955,244
CMO Series 2022-4 Class A1
04/25/2067	4.474%	403,935	395,845
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,241,946	1,234,855
CMO Series 2023-6 Class A2
09/25/2068	6.939%	636,326	642,776
CMO Series 2023-8 Class A1
12/25/2068	6.259%	577,300	579,420
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,899,481	2,892,344
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,652,489	2,635,924
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,350,000	1,354,366
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	214,609	203,517
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	127,536	117,909
CMO Series 2020-1R Class A3
11/25/2055	1.873%	148,792	137,817
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $142,311,226)			136,551,816

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(l)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	33,235	33,235
Property & Casualty 0.0%
Truist (McGriff) Insurance Services, Inc.(b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/08/2032	10.073%	24,768	24,892
Technology 0.0%
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	52,971	52,620
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	23,000	22,590
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.326%	12,000	10,774
UKG, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	17,543	17,627
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	29,483	29,691
Total			133,302
Total Senior Loans (Cost $191,384)			191,429

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
05/15/2047	3.000%	6,225,000	4,890,516
Total U.S. Treasury Obligations (Cost $4,905,996)			4,890,516

Money Market Funds 10.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(n),(o)	153,797,266	153,766,506
Total Money Market Funds (Cost $153,761,551)		153,766,506
Total Investments in Securities (Cost: $1,355,426,792)		1,631,472,562
Other Assets & Liabilities, Net		(177,563,157)
Net Assets		1,453,909,405
At March 31, 2024, securities and/or cash totaling $4,548,990 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	343	06/2024	USD	38,003,328	235,161	—
U.S. Treasury 10-Year Note	155	06/2024	USD	17,173,516	—	(37,975)
U.S. Treasury 2-Year Note	237	06/2024	USD	48,462,797	—	(159,694)
U.S. Treasury 5-Year Note	180	06/2024	USD	19,262,813	—	(34,150)
U.S. Treasury Ultra Bond	105	06/2024	USD	13,545,000	100,609	—
Total					335,770	(231,819)
Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $292,909,395, which represents 20.15% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $4,399,992, which represents 0.30% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	143,518,823	114,479,153	(104,225,201)	(6,269)	153,766,506	9,184	2,060,633	153,797,266
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Balanced Fund  | First Quarter Report 2024

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